SCHEDULE OF IDENTIFIABLE ASSETS (Details) - Lyell Environmental Services Inc [Member]	Oct. 19, 2021 USD ($)
Business Acquisition [Line Items]
Accounts receivable	$ 95,453
Property and equipment, net	20,557
Customer lists and covenant not to compete	1,083,333
Accounts payable	(4,981)
Total identifiable net assets	$ 1,194,362